JV service fee	12 Months Ended
Dec. 31, 2024
Disclosure Of Joint Ventures Service Fee [Abstract]
JV service fee [Text Block]

22. JV service fee

For the period from January 1, 2024 to March 3, 2024, the Company was the manager and operator of the AGM JV.  For this period, the Company earned a gross service fee of $1.2 million less withholding taxes payable in Ghana of $0.2 million, for a net service fee of $1.0 million, which has been recognized in the Statement of Operations and Comprehensive Income for the year ended December 31, 2024 (year ended December 31, 2023 - gross service fee of $7.2 million less withholding taxes of $1.4 million). The service fee earned from the JV was considered a related party transaction given the Company's previous 45% interest in the JV.

At December 31, 2023, the Company had a related party payable due to the JV of $3.2 million, which was included in accounts payable and accrued liabilities in the consolidated Statement of Financial Position. After the closing of the Acquisition, all intercompany payables were eliminated upon consolidation and, as such, there were no amounts payable at December 31, 2024.

All transactions with related parties have occurred in the normal course of operations.